Leases (Details) - Schedule of Leases Certain Assets Under Lease Agreements - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost
Cost Balance Beginning	$ 1,556,404	$ 559,973
Additions	697,102	1,010,300
Reduction	(349,697)
Effects of currency translation	52,434	(13,869)
Cost Balance Ending	1,956,243	1,556,404
Accumulated amortization
Accumulated amortization Balance Beginning	378,709	166,271
Depreciation	296,400	218,026
Reduction	(66,776)
Effects of currency translation	15,740	(5,588)
Accumulated amortization Balance Ending	624,073	378,709
Office Equipment [Member]
Cost
Cost Balance Beginning	64,226	48,754
Additions		17,936
Reduction	(36,907)
Effects of currency translation	1,110	(2,464)
Cost Balance Ending	28,429	64,226
Accumulated amortization
Accumulated amortization Balance Beginning	20,707	9,594
Depreciation	4,684	11,456
Reduction	(8,000)
Effects of currency translation	536	(343)
Accumulated amortization Balance Ending	17,927	20,707
Laboratory Equipment [Member]
Cost
Cost Balance Beginning	362,970	22,076
Additions	38,943	336,127
Reduction	(312,790)
Effects of currency translation	4,939	4,767
Cost Balance Ending	94,062	362,970
Accumulated amortization
Accumulated amortization Balance Beginning	77,838	7,447
Depreciation	17,015	69,569
Reduction	(58,776)
Effects of currency translation	1,408	822
Accumulated amortization Balance Ending	37,485	77,838
Vehicle [Member]
Cost
Cost Balance Beginning	94,008
Additions	70,914	92,352
Reduction
Effects of currency translation	4,193	1,656
Cost Balance Ending	169,115	94,008
Accumulated amortization
Accumulated amortization Balance Beginning	22,109
Depreciation	50,925	21,720
Reduction
Effects of currency translation	1,690	389
Accumulated amortization Balance Ending	74,724	22,109
Office [Member]
Cost
Cost Balance Beginning	1,035,200	489,143
Additions	587,245	563,885
Reduction
Effects of currency translation	42,192	(17,828)
Cost Balance Ending	1,664,637	1,035,200
Accumulated amortization
Accumulated amortization Balance Beginning	258,055	149,230
Depreciation	223,776	115,281
Reduction
Effects of currency translation	12,106	(6,456)
Accumulated amortization Balance Ending	$ 493,937	$ 258,055